Subsequent Events (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended
	Mar. 15, 2022	May 13, 2022	Apr. 15, 2022	Feb. 01, 2022	Mar. 02, 2022
Stock Issued For Professional Services, Shares				250,000
Stock Issued For Professional Services, Cash Proceeds				$ 137,500
Stock Issued For Professional Services, Value Per Share				$ 0.55
Subsequent Event [Member]
Stock Issued For Professional Services, Shares		184,174	15,000
Equity Commitment Agreement [Member]
Payment For Equity Commitment Agreement	$ 200,000
Stock Issued Under Equity Commitment Agreement	381,530
Purchase Of Common Stock Under Equity Commitment Agreement	$ 2,000,000
Consulting Services
Stock Issued For Professional Services, Shares					484,214